                         SUPPLEMENT DATED JULY 21, 1997
                    TO THE PROSPECTUS DATED JANUARY 2, 1997
                    PREVIOUSLY SUPPLEMENTED ON JULY 1, 1997

                        MORGAN STANLEY MONEY MARKET FUND
                   MORGAN STANLEY TAX-FREE MONEY MARKET FUND
            MORGAN STANLEY GOVERNMENT OBLIGATIONS MONEY MARKET FUND

                               PORTFOLIOS OF THE

                   MORGAN STANLEY FUND, INC. (THE "COMPANY")
                                P.O. BOX 418256
                             KANSAS CITY, MISSOURI
                                     64141
                                 -------------

    The Prospectus, as previously supplemented, is being further amended and supplemented to reflect changes approved at the Company's shareholder meeting of July 2, 1997. As a result of this meeting, the Company's new investment adviser and administrator is Van Kampen American Capital Investment Advisory Corp. and the Company's previous adviser, Morgan Stanley Asset Management Inc., is now one of the Company's sub-advisers. The Prospectus is amended and supplemented as follows:
                                 --------------

    The third sentence of the first paragraph on page 1 of the Prospectus is deleted and replaced with the following:

        The Company is designed to make available to retail investors the expertise of Van Kampen American Capital Investment Advisory Corp., the adviser (the "Adviser") and administrator (the "Administrator") and its affiliates, Morgan Stanley Asset Management Inc., a sub-adviser (a "Sub-Adviser") and Miller Anderson & Sherrerd, LLP, a sub-adviser (a "Sub-Adviser") to the Funds.
                                 --------------

    Under the heading "PROSPECTUS SUMMARY," the first paragraph under the sub-heading "THE COMPANY" is deleted and replaced with the following:

        The Company currently consists of twenty-two Funds which are designed to offer investors with Van Kampen American Capital Investment Advisory Corp. ("VK Advisory" or the "Adviser") providing services as adviser and administrator and its affiliates, Morgan Stanley Asset Management Inc. ("MSAM" or a "Sub-Adviser") and Miller, Andersen & Sherrerd, LLP ("MAS" or a "Sub-Adviser") providing services as sub-advisers and Van Kampen American Capital Distributors, Inc. ("VKAC Distributors" or the "Distributor") providing services as Distributor. MAS serves as the Sub-Adviser for the Mid Cap Growth and Value Funds, which are described in a separate prospectus. MSAM serves as the Sub-Adviser for all of the other Funds listed below. Each Fund has its own investment objective and policies designed to meet its specific goals. For ease of reference the words "Morgan Stanley," which begin the name of each Fund, are not included in the Funds named below. The investment objective of each Fund described in this Prospectus is as follows:
                                 --------------

    Under the heading "INVESTMENT MANAGEMENT," the first paragaph is deleted and replaced with the following:

        Van Kampen American Capital Investment Advisory Corp., ("VK Advisory," the "Adviser" and the "Administrator"), acts as investment adviser to each of the Funds. Morgan Stanley Asset Management Inc. ("MSAM," or a "Sub-Adviser") acts as an investment sub-adviser to each of the Funds, except the Mid Cap Growth and Value Funds. Miller Anderson & Sherrerd, LLP ("MAS," or a "Sub-Adviser") acts as an investment sub-adviser to each of the Mid Cap Growth and Value Funds.

        On May 31, 1997, Morgan Stanley Group, Inc. and Dean Witter, Discover & Co. merged to form Morgan Stanley, Dean Witter, Discover & Co. Prior thereto, Morgan Stanley Group Inc. was the parent of the Adviser, the Sub-Advisers and the Distributor. The Adviser, Sub-Advisers and Distributor are now subsidiaries of Morgan Stanley, Dean Witter, Discover & Co.
                                 --------------

    Throughout the section entitled "INVESTMENT OBJECTIVES AND POLICIES" all references to the "Adviser" are deleted and replaced with the term "Sub-Adviser."
                                 --------------

    Throughout the section entitled "ADDITIONAL INVESTMENT INFORMATION," all references to the "Adviser" are deleted and replaced with the term "Sub-Adviser."
                                 --------------

    Under the heading "MANAGEMENT OF THE COMPANY," the section entitled "INVESTMENT ADVISER" is deleted and replaced with the following:

        INVESTMENT ADVISER. Van Kampen American Capital Investment Advisory Corp. ("VK Advisory," or the "Adviser") is the investment adviser and administrator of the Funds. The Adviser provides investment advice and portfolio management services pursuant to an advisory agreement (the "Advisory Agreement") and subject to the supervision of the Company's Board of Directors, makes the Funds' investment decisions, arranges for the execution of portfolio transactions and generally manages the Funds' investments. The Advisory Agreement also provides that VK Advisory may appoint sub-advisers to perform these portfolio management responsibilities. See "Investment Sub-Adviser" below. The Adviser is entitled to receive an aggregate advisory fee computed daily and paid monthly at the following annual rates for each Fund:

                                                                          ASSETS ABOVE
                                                          ASSETS UP TO   $250 MILLION UP  ASSETS EXCEEDING
                                                          $250 MILLION   TO $500 MILLION    $500 MILLION
                                                          -------------  ---------------  -----------------
Money Market Fund.......................................        0.45%           0.40%             0.35%
Tax-Free Money Market Fund..............................        0.45%           0.40%             0.35%
Government Obligations Money Market Fund................        0.45%           0.40%             0.35%

        The Adviser has agreed to a reduction in the fees payable to it and to reimburse expenses to the applicable Fund, if necessary, if such fees or expenses would cause total annual operating expenses of the Fund to exceed the maximums set forth in "Fund Expenses."

        The Adviser is a wholly-owned subsidiary of Van Kampen American Capital, Inc. ("Van Kampen American Capital"). Van Kampen American Capital is a diversified asset management company with more than two million retail investor accounts, extensive capabilities for managing institutional portfolios, and more than $57 billion under management or supervision. Van Kampen American Capital's more than 40 open-end and 38 closed-end funds and more than 2,500 unit investment trust are professionally distributed by leading financial advisers nationwide. The Distributor of the Company and the sponsor of the funds mentioned above, is also a wholly-owned subsidiary of Van Kampen American Capital.

        Van Kampen American Capital is a wholly-owned subsidiary of VK/AC Holding, Inc. VK/AC Holding, Inc. is a wholly-owned subsidiary of MSAM Holdings II, Inc. which, in turn, is a wholly-owned subsidiary of Morgan Stanley Dean Witter, Discover & Co. The Adviser's principal office is located at One Parkview Plaza, Oakbrook Terrace, Illinois 60181.

        On May 31, 1997, Morgan Stanley Group Inc. and Dean Witter, Discover & Co. merged to form Morgan Stanley, Dean Witter, Discover & Co. Prior thereto, Morgan Stanley Group Inc. was the parent of the Adviser, Sub-Advisers and Distributor. The Adviser, Sub-Advisers and Distributor are now subsidiaries of Morgan Stanley, Dean Witter, Discover & Co.

        Morgan Stanley, Dean Witter, Discover & Co. and various of its directly or indirectly owned subsidiaries, including Morgan Stanley & Co. Incorporated, a registered broker-dealer and investment adviser, and Morgan Stanley International are engaged in a wide range of financial services. Their principal businesses include securities underwriting, distribution and trading; merger, acquisition, restructuring and other corporate finance advisory activities; merchant banking, stock brokerage and research services; asset management; trading of futures, option, foreign exchange commodities and swaps (including foreign exchange, commodities, indices and interest rates); real estate advice, financing and investing; and global custody, securities clearance services and securities lending; and credit services.

        INVESTMENT SUB-ADVISER. Morgan Stanley Asset Management Inc. ("MSAM," or the "Sub-Adviser") is the investment sub-adviser of the Funds. The Sub-Adviser provides investment advice and portfolio management services pursuant to an investment sub-advisory agreement (the "Investment Advisory Agreement") and, subject to the supervision of the Adviser and the Company's Board of Directors, makes the Funds' investment decisions, arranges for the execution of portfolio transactions and generally manages the Funds' investments.

        The Sub-Adviser is entitled to receive sub-advisory fees computed daily and paid quarterly at the following rates for the Funds. If the average daily net assets of a Fund during the monthly period are less than or equal to $500 million, VK Advisory shall pay MSAM one-half of the total investment advisory fee payable to VK Advisory by the Fund (after application of any fee waivers in effect) for such monthly period. If a Fund's average daily net assets for the monthly period are greater than $500 million, VK Advisory shall pay MSAM a fee for such monthly period equal to the greater of (a) one-half of what the total investment advisory fee payable to VK Advisory by the Fund (after application of any fee waivers in effect) for such monthly period would have been had the Fund's average daily net assets during such period been equal to $500 million, or (b) forty-five percent of the total investment advisory fee payable to VK Advisory by the Fund (after application of any fee waivers in effect) for such monthly period.

        MSAM, with principal offices at 1221 Avenue of the Americas, New York, NY 10020, conducts a worldwide portfolio management business. It provides a broad range of portfolio management services to customers in the United States and abroad. At May 31, 1997, MSAM had approximately $75.1 billion in assets under management as an investment adviser or as a Named Fiduciary or Fiduciary Adviser. See "Management of the Company -- Investment Advisory and Administrative Agreements" in the Statement of Additional Information.
                                 --------------

    Under the heading "PURCHASE OF SHARES," the second sentence of the second paragraph is deleted and replaced with the following:

        The minimum initial investment is $250,000, except that the minimum initial investment amount for individual retirement accounts ("IRAs") is $250,000 effective August 4, 1997.
                                 --------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                         SUPPLEMENT DATED JULY 21, 1997
                    TO THE PROSPECTUS DATED JANUARY 2, 1997
                     AS SUPPLEMENTED THROUGH JUNE 19, 1997
                    PREVIOUSLY SUPPLEMENTED ON JULY 1, 1997

                   MORGAN STANLEY EMERGING MARKETS DEBT FUND
                    MORGAN STANLEY GLOBAL FIXED INCOME FUND
                         MORGAN STANLEY HIGH YIELD FUND
                   MORGAN STANLEY WORLDWIDE HIGH INCOME FUND

                               PORTFOLIOS OF THE

                   MORGAN STANLEY FUND, INC. (THE "COMPANY")
                                P.O. BOX 418256
                             KANSAS CITY, MISSOURI
                                     64141
                                 -------------

    The Prospectus, as previously supplemented, is being further amended and supplemented to reflect changes approved at the Company's shareholder meeting of July 2, 1997. As a result of this meeting, the Company's new investment adviser and administrator is Van Kampen American Capital Investment Advisory Corp. and the Company's previous adviser, Morgan Stanley Asset Management Inc., is now one of the Company's sub-advisers. The Prospectus is amended and supplemented as follows:

                                 --------------

    The third sentence of the first paragraph on page 1 of the Prospectus is deleted and replaced with the following:

        The Company is designed to make available to retail investors the expertise of Van Kampen American Capital Investment Advisory Corp., the adviser (the "Adviser") and administrator (the "Administrator") and its affiliates, Morgan Stanley Asset Management Inc., a sub-adviser ("MSAM" or a "Sub-Adviser") and Miller Anderson & Sherrerd, LLP, a sub-adviser (a "Sub-Adviser") to the Funds.

                                 --------------

    On page 6, the last sentence on the page is deleted and replaced with the following:

        For the fiscal periods ended June 30, 1994, June 30, 1995 and June 30, 1996, the Fund's prior investment adviser, MSAM, waived fees and/or reimbursed expenses totaling approximately $150,000, $121,000 and $112,000, respectively, for the Global Fixed Income Fund.

    On page 7, the last sentence on the page is deleted and replaced with the following:

        For the fiscal period ended June 30, 1996, the Fund's prior investment adviser, MSAM, waived advisory fees and/or reimbursed expenses totaling approximately $38,000 for the High Yield Fund.

    On page 8, the last sentence on the page is deleted and replaced with the following:

        For the fiscal periods ended June 30, 1994, June 30, 1995 and June 30, 1996, the Fund's prior investment adviser, MSAM, waived fees and/or reimbursed expenses totaling approximately $39,000, $88,000 and $97,000, respectively, for the Worldwide High Income Fund.

                                 --------------

    Under the heading "PROSPECTUS SUMMARY," the first paragraph under the sub-heading "THE COMPANY" on page 9 is deleted and replaced with the following:

        The Company currently consists of twenty-two Funds which are designed to offer investors with Van Kampen American Capital Investment Advisory Corp. ("VK Advisory" or the "Adviser") providing services as adviser and administrator and its affiliates, Morgan Stanley Asset Management Inc. ("MSAM" or a "Sub-Adviser") and Miller, Andersen & Sherrerd, LLP ("MAS" or a "Sub-Adviser") providing services as sub-advisers and Van Kampen American Capital Distributors, Inc. ("VKAC Distributors" or the "Distributor") providing services as Distributor. MAS serves as the Sub-Adviser for the Mid Cap Growth and Value Funds, which are described in a separate prospectus. MSAM serves as the Sub-Adviser for all of the other Funds listed below. Each Fund has its own investment objective and policies designed to meet its specific goals. For ease of reference the words "Morgan Stanley," which begin the name of each Fund, are not included in the Funds named below. The investment objective of each Fund described in this Prospectus is as follows:

                                 --------------

    Under the heading "INVESTMENT MANAGEMENT" on page 11, the first paragaph is deleted and replaced with the following:

        Van Kampen American Capital Investment Advisory Corp., ("VK Advisory," the "Adviser" and the "Administrator"), acts as investment adviser to each of the Funds. Morgan Stanley Asset Management Inc. ("MSAM," or a "Sub-Adviser") acts as an investment sub-adviser to each of the Funds, except the Mid Cap Growth and Value Funds. Miller Anderson & Sherrerd, LLP ("MAS," or a "Sub-Adviser") acts as an investment sub-adviser to each of the Mid Cap Growth and Value Funds.

        On May 31, 1997, Morgan Stanley Group, Inc. and Dean Witter, Discover & Co. merged to form Morgan Stanley, Dean Witter, Discover & Co. Prior thereto, Morgan Stanley Group Inc. was the parent of the Adviser, the Sub-Advisers and the Distributor. The Adviser, Sub-Advisers and Distributor are now subsidiaries of Morgan Stanley, Dean Witter, Discover & Co.

                                 --------------

    Under the heading "RISK FACTORS," the first full sentence on page 12 is deleted and replaced with the following:

        The Emerging Markets Debt, Global Fixed Income and Worldwide High Income Funds are non-diversified portfolios which may invest a greater portion of their assets in the securities of a smaller number of issuers and, as a result, will be subject to a greater risk resulting from such concentration of its portfolio securities.

                                 --------------

    Throughout the section entitled "INVESTMENT OBJECTIVES AND POLICIES" all references to the "Adviser" are deleted and replaced with the term "Sub-Adviser."

                                 --------------

    Throughout the section entitled "ADDITIONAL INVESTMENT INFORMATION," all references to the "Adviser" are deleted and replaced with the term "Sub-Adviser."

                                 --------------

    The paragraph under the section entitled "INVESTMENT LIMITATIONS" on page 30 is deleted and replaced with the following:

        The High Yield Fund is a diversified investment company under the 1940 Act, and is subject to the following limitations: (a) the Fund may not invest more than 5% of its total assets in the securities of any one issuer, except obligations of the U.S. Government, its agencies and instrumentalities, and (b) the Fund may not own more than 10% of the outstanding voting securities of any one issuer. The Emerging Markets Debt, Global Fixed Income and Worldwide High Income Funds are non-diversified investment companies under the 1940 Act, which means that each such Fund is not limited by the 1940 Act in the proportion of its total assets that may be invested in the obligations of a single issuer. Thus, the Emerging Markets Debt, Global Fixed Income and Worldwide High Income Funds may invest a greater proportion of their total assets in the securities of a smaller number of issuers and, as a result, will be subject to greater risk resulting from such concentration of its portfolio securities. The Emerging Markets Debt, Global Fixed Income and Worldwide High Income Funds, however, intend to comply with the diversification requirements imposed by the Internal Revenue Code of 1986, as amended, for qualification as a regulated investment company.

                                 --------------

    Under the heading "MANAGEMENT OF THE COMPANY," the section entitled "INVESTMENT ADVISER" on pages 30-31 is deleted and replaced with the following:

        INVESTMENT ADVISER. Van Kampen American Capital Investment Advisory Corp. ("VK Advisory," or the "Adviser") is the investment adviser and administrator of the Funds. The Adviser provides investment advice and portfolio management services pursuant to an advisory agreement (the "Advisory Agreement") and subject to the supervision of the Company's Board of Directors, makes the Funds' investment decisions, arranges for the execution of portfolio transactions and generally manages the Funds' investments. The Advisory Agreement also provides that VK Advisory may appoint sub-advisers to perform these portfolio management responsibilities. See "Investment Sub-Adviser" below. The Adviser is entitled to receive an aggregate advisory fee computed daily and paid monthly at the following annual rates for each Fund:

Emerging Markets Debt Fund..................................................       1.25%
Global Fixed Income Fund....................................................       0.75%
High Yield Fund.............................................................       0.75%
Worldwide High Income Fund..................................................       0.75%

        The Adviser has agreed to a reduction in the fees payable to it and to reimburse expenses to the applicable Fund, if necessary, if such fees or expenses would cause total annual operating expenses of the Fund to exceed the maximums set forth in "Fund Expenses."

        The Adviser is a wholly-owned subsidiary of Van Kampen American Capital, Inc. ("Van Kampen American Capital"). Van Kampen American Capital is a diversified asset management company with more than two million retail investor accounts, extensive capabilities for managing institutional portfolios, and more than $57 billion under management or supervision. Van Kampen American Capital's more than 40 open-end and 38 closed-end funds and more than 2,500 unit investment trust are professionally distributed by leading financial advisers nationwide. The Distributor of the Company and the sponsor of the funds mentioned above, is also a wholly-owned subsidiary of Van Kampen American Capital.

        Van Kampen American Capital is a wholly-owned subsidiary of VK/AC Holding, Inc. VK/AC Holding, Inc. is a wholly-owned subsidiary of MSAM Holdings II, Inc. which, in turn, is a wholly-owned subsidiary of Morgan Stanley Dean Witter, Discover & Co. The Adviser's principal office is located at One Parkview Plaza, Oakbrook Terrace, Illinois 60181.

        On May 31, 1997, Morgan Stanley Group Inc. and Dean Witter, Discover & Co. merged to form Morgan Stanley, Dean Witter, Discover & Co. Prior thereto, Morgan Stanley Group Inc. was the parent of the Adviser, Sub-Advisers and Distributor. The Adviser, Sub-Advisers and Distributor are now subsidiaries of Morgan Stanley, Dean Witter, Discover & Co.

        Morgan Stanley, Dean Witter, Discover & Co. and various of its directly or indirectly owned subsidiaries, including Morgan Stanley & Co. Incorporated, a registered broker-dealer and investment adviser, and Morgan Stanley International are engaged in a wide range of financial services. Their principal businesses include securities underwriting, distribution and trading; merger, acquisition, restructuring and other corporate finance advisory activities; merchant banking, stock brokerage and research services; asset management; trading of futures, option, foreign exchange commodities and swaps (including foreign exchange, commodities, indices and interest rates); real estate advice, financing and investing; and global custody, securities clearance services and securities lending; and credit services.

        INVESTMENT SUB-ADVISER. Morgan Stanley Asset Management Inc. ("MSAM," or the "Sub-Adviser") is the investment sub-adviser of the Funds. The Sub-Adviser provides investment advice and portfolio management services pursuant to an investment sub-advisory agreement (the "Investment Advisory Agreement") and, subject to the supervision of the Adviser and the Company's Board of Directors, makes the Funds' investment decisions, arranges for the execution of portfolio transactions and generally manages the Funds' investments.

        The Sub-Adviser is entitled to receive sub-advisory fees computed daily and paid quarterly at the following rates for the Funds. If the average daily net assets of a Fund during the monthly period are less than or equal to $500 million, VK Advisory shall pay MSAM one-half of the total investment advisory fee payable to VK Advisory by the Fund (after application of any fee waivers in effect) for such monthly period. If a Fund's average daily net assets for the monthly period are greater than $500 million, VK Advisory shall pay MSAM a fee for such monthly period equal to the greater of (a) one-half of what the total investment advisory fee payable to VK Advisory by the Fund (after application of any fee waivers in effect) for such monthly period would have been had the Fund's average daily net assets during such period been equal to $500 million, or (b) forty-five percent of the total investment advisory fee payable to VK Advisory by the Fund (after application of any fee waivers in effect) for such monthly period.

        MSAM, with principal offices at 1221 Avenue of the Americas, New York, NY 10020, conducts a worldwide portfolio management business. It provides a broad range of portfolio management services to customers in the United States and abroad. At May 31, 1997, MSAM had approximately $75.1 billion in assets under management as an investment adviser or as a Named Fiduciary or Fiduciary Adviser. See "Management of the Company -- Investment Advisory and Administrative Agreements" in the Statement of Additional Information.

                                 --------------

    Under the sub-heading "PORTFOLIO MANAGERS" on pages 31-33, all reference to the "Adviser" are deleted and replaced with "Sub-Adviser."

                                 --------------

    Under the sub-heading "ADMINISTRATOR" on page 33, the first sentence of the first paragraph is deleted and replaced with the following:

        VK Advisory (the "Administrator") also provides the Company with services pursuant to an administration agreement (the "Administration Agreement").

                                 --------------

    Under the heading "'PURCHASE OF SHARES", the fourth paragraph under the sub-heading "QUANTITY DISCOUNTS" on page 38 is deleted and replaced with the following:

        Until August 4, 1997, the phrase "Participating Funds," as used herein, refers to all Funds of Morgan Stanley Fund, Inc. On August 4, 1997, "Participating Funds" will refer to certain open-end investment companies advised by the Adviser or Van Kampen American Capital Asset Management Inc. and distributed by the Distributor as determined from time to time by the Company's Board of Directors.

                                 --------------

    As of August 4, 1997, item #7 under the sub-heading "NAV PURCHASE OPTIONS" on pages 39-41, will be deleted and the remaining items will be renumbered accordingly.

                                 --------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                         SUPPLEMENT DATED JULY 21, 1997
                    TO THE PROSPECTUS DATED JANUARY 2, 1997
                    PREVIOUSLY SUPPLEMENTED ON JULY 1, 1997

                        MORGAN STANLEY ASIAN GROWTH FUND
                      MORGAN STANLEY EMERGING MARKETS FUND
                       MORGAN STANLEY GLOBAL EQUITY FUND
                  MORGAN STANLEY GLOBAL EQUITY ALLOCATION FUND
                    MORGAN STANLEY INTERNATIONAL MAGNUM FUND
                      MORGAN STANLEY JAPANESE EQUITY FUND
                       MORGAN STANLEY LATIN AMERICAN FUND
                               PORTFOLIOS OF THE

                   MORGAN STANLEY FUND, INC. (THE "COMPANY")
                                P.O. BOX 418256
                             KANSAS CITY, MISSOURI
                                     64141
                                 -------------

    The Prospectus, as previously supplemented, is being further amended and supplemented to reflect changes approved at the Company's shareholder meeting of July 2, 1997. As a result of this meeting, the Company's new investment adviser and administrator is Van Kampen American Capital Investment Advisory Corp. and the Company's previous adviser, Morgan Stanley Asset Management Inc., is now one of the Company's sub-advisers. The Prospectus is amended and supplemented as follows:
                                 --------------

    The third sentence of the first paragraph on page 1 of the Prospectus is deleted and replaced with the following:

        The Company is designed to make available to retail investors the expertise of Van Kampen American Capital Investment Advisory Corp., the adviser (the "Adviser") and administrator (the "Administrator") and its affiliates, Morgan Stanley Asset Management Inc., a sub-adviser ("MSAM" or a "Sub-Adviser") and Miller Anderson & Sherrerd, LLP, a sub-adviser (a "Sub-Adviser") to the Funds.
                                 --------------

    On page 6, the last sentence on the page is deleted and replaced with the following:

        For the fiscal periods ended June 30, 1994, June 30, 1995 and June 30, 1996, the Fund's prior investment adviser, MSAM, waived fees and/or reimbursed expenses totaling approximately $464,000, $0 and $0, respectively, for the Asian Growth Fund.

    On page 7, the last sentence on the page is deleted and replaced with the following:

        For the fiscal periods ended June 30, 1995 and June 30, 1996, the Fund's prior investment adviser, MSAM, waived advisory fees and/or reimbursed expenses totaling approximately $197,000 and $335,000, respectively, for the Emerging Markets Fund.

    On page 8, the last sentence on the page is deleted and replaced with the following:

        For the fiscal periods ended June 30, 1994, June 30, 1995 and June 30, 1996, the Fund's prior investment adviser, MSAM, waived fees and/or reimbursed expenses totaling approximately $353,000, $247,000 and $371,000, respectively, for the Global Equity Allocation Fund.

    On page 10, the last sentence on the page is deleted and replaced with the following:

        For the fiscal periods ended June 30, 1995 and June 30, 1996, the Fund's prior investment adviser, MSAM waived advisory fees and/or reimbursed expenses totaling approximately $165,000 and $206,000, respectively, for the Latin American Fund.
                                 --------------

        Under the heading "PROSPECTUS SUMMARY," the first paragraph under the sub-heading "THE COMPANY" on page 11 is deleted and replaced with the following:

        The Company currently consists of twenty-two Funds which are designed to offer investors with Van Kampen American Capital Investment Advisory Corp. ("VK Advisory" or the "Adviser") providing services as adviser and administrator and its affiliates, Morgan Stanley Asset Management Inc. ("MSAM" or a "Sub-Adviser") and Miller, Andersen & Sherrerd, LLP ("MAS" or a "Sub-Adviser") providing services as sub-advisers and Van Kampen American Capital Distributors, Inc. ("VKAC Distributors" or the "Distributor") providing services as Distributor. MAS serves as the Sub-Adviser for the Mid Cap Growth and Value Funds, which are described in a separate prospectus. MSAM serves as the Sub-Adviser for all of the other Funds listed below. Each Fund has its own investment objective and policies designed to meet its specific goals. For ease of reference the words "Morgan Stanley," which begin the name of each Fund, are not included in the Funds named below. The investment objective of each Fund described in this Prospectus is as follows:
                                 --------------

    Under the heading "INVESTMENT MANAGEMENT" on page 13, the first paragaph is deleted and replaced with the following:

        Van Kampen American Capital Investment Advisory Corp., ("VK Advisory," the "Adviser" and the "Administrator"), acts as investment adviser to each of the Funds. Morgan Stanley Asset Management Inc. ("MSAM," or a "Sub-Adviser") acts as an investment sub-adviser to each of the Funds, except the Mid Cap Growth and Value Funds. Miller Anderson & Sherrerd, LLP ("MAS," or a "Sub-Adviser") acts as an investment sub-adviser to each of the Mid Cap Growth and Value Funds.

        On May 31, 1997, Morgan Stanley Group, Inc. and Dean Witter, Discover & Co. merged to form Morgan Stanley, Dean Witter, Discover & Co. Prior thereto, Morgan Stanley Group Inc. was the parent of the Adviser, the Sub-Advisers and the Distributor. The Adviser, Sub-Advisers and Distributor are now subsidiaries of Morgan Stanley, Dean Witter, Discover & Co.
                                 --------------

    Throughout the section entitled "INVESTMENT OBJECTIVES AND POLICIES" all references to the "Adviser" are deleted and replaced with the term "Sub-Adviser."
                                 --------------

    Throughout the section entitled "ADDITIONAL INVESTMENT INFORMATION," all references to the "Adviser" are deleted and replaced with the term "Sub-Adviser."
                                 --------------

    Under the heading "MANAGEMENT OF THE COMPANY" on page 37, the section entitled "Investment Adviser" is deleted and replaced with the following:

        INVESTMENT ADVISER. Van Kampen American Capital Investment Advisory Corp. ("VK Advisory," or the "Adviser") is the investment adviser and administrator of the Funds. The Adviser provides investment advice and portfolio management services pursuant to an advisory agreement (the "Advisory Agreement") and subject to the supervision of the Company's Board of Directors, makes the Funds' investment decisions, arranges for the execution of portfolio transactions and generally manages the Funds' investments. The Advisory Agreement also provides that VK Advisory may appoint sub-advisers to perform these portfolio management responsibilities. See "Investment Sub-Adviser" below. The Adviser is entitled to receive an aggregate advisory fee computed daily and paid monthly at the following annual rates for each Fund:

Asian Growth Fund...........................................................       1.00%
Emerging Markets Fund.......................................................       1.25%
Global Equity Fund..........................................................       1.00%
Global Equity Allocation Fund...............................................       1.00%
International Magnum Fund...................................................       0.80%
Japanese Equity Fund........................................................       1.00%
Latin American Fund.........................................................       1.25%

        The Adviser has agreed to a reduction in the fees payable to it and to reimburse expenses to the applicable Fund, if necessary, if such fees or expenses would cause total annual operating expenses of the Fund to exceed the maximums set forth in "Fund Expenses."

        The Adviser is a wholly-owned subsidiary of Van Kampen American Capital, Inc. ("Van Kampen American Capital"). Van Kampen American Capital is a diversified asset management company with more than two million retail investor accounts, extensive capabilities for managing institutional portfolios, and more than $57 billion under management or supervision. Van Kampen American Capital's more than 40 open-end and 38 closed-end funds and more than 2,500 unit investment trust are professionally distributed by leading financial advisers nationwide. The Distributor of the Company and the sponsor of the funds mentioned above, is also a wholly-owned subsidiary of Van Kampen American Capital.

        Van Kampen American Capital is a wholly-owned subsidiary of VK/AC Holding, Inc. VK/AC Holding, Inc. is a wholly-owned subsidiary of MSAM Holdings II, Inc. which, in turn, is a wholly-owned subsidiary of Morgan Stanley Dean Witter, Discover & Co. The Adviser's principal office is located at One Parkview Plaza, Oakbrook Terrace, Illinois 60181.

        On May 31, 1997, Morgan Stanley Group Inc. and Dean Witter, Discover & Co. merged to form Morgan Stanley, Dean Witter, Discover & Co. Prior thereto, Morgan Stanley Group Inc. was the parent of the Adviser, Sub-Advisers and Distributor. The Adviser, Sub-Advisers and Distributor are now subsidiaries of Morgan Stanley, Dean Witter, Discover & Co.

        Morgan Stanley, Dean Witter, Discover & Co. and various of its directly or indirectly owned subsidiaries, including Morgan Stanley & Co. Incorporated, a registered broker-dealer and investment adviser, and Morgan Stanley International are engaged in a wide range of financial services. Their principal businesses include securities underwriting, distribution and trading; merger, acquisition, restructuring and other corporate finance advisory activities; merchant banking, stock brokerage and research services; asset management; trading of futures, option, foreign exchange commodities and swaps (including foreign exchange, commodities, indices and interest rates); real estate advice, financing and investing; and global custody, securities clearance services and securities lending; and credit services.

        INVESTMENT SUB-ADVISER. Morgan Stanley Asset Management Inc. ("MSAM," or a "Sub-Adviser") is the investment sub-adviser of the Funds. The Sub-Adviser provides investment advice and portfolio management services pursuant to an investment sub-advisory agreement (the "Investment Advisory Agreement") and, subject to the supervision of the Adviser and the Company's Board of Directors, makes the Funds' investment decisions, arranges for the execution of portfolio transactions and generally manages the Funds' investments.

        The Sub-Adviser is entitled to receive sub-advisory fees computed daily and paid quarterly at the following rates for the Funds. If the average daily net assets of a Fund during the monthly period are less than or equal to $500 million, VK Advisory shall pay MSAM one-half of the total investment advisory fee payable to VK Advisory by the Fund (after application of any fee waivers in effect) for such monthly period. If a Fund's average daily net assets for the monthly period are greater than $500 million, VK Advisory shall pay MSAM a fee for such monthly period equal to the greater of (a) one-half of what the total investment advisory fee payable to VK Advisory by the Fund (after application of any fee waivers in effect) for such monthly period would have been had the Fund's average daily net assets during such period been equal to $500 million, or (b) forty-five percent of the total investment advisory fee payable to VK Advisory by the Fund (after application of any fee waivers in effect) for such monthly period.

        MSAM, with principal offices at 1221 Avenue of the Americas, New York, NY 10020, conducts a worldwide portfolio management business. It provides a broad range of portfolio management services to customers in the United States and abroad. At May 31, 1997, MSAM had approximately $75.1 billion in assets under management as an investment adviser or as a Named Fiduciary or Fiduciary Adviser. See "Management of the Company -- Investment Advisory and Administrative Agreements" in the Statement of Additional Information.
                                 --------------

    Under the heading "PORTFOLIO MANAGERS" on pages 37-39, all references to the term "Adviser" are deleted and replaced with "Sub-Adviser."
                                 --------------

    Under the heading "PURCHASE OF SHARES," the fourth paragraph under the sub-heading "QUANTITY DISCOUNTS" on pages 45-46 is deleted and replaced with the following:

        Until August 4, 1997, the phrase "Participating Funds," as used herein, refers to all Funds of Morgan Stanley Fund, Inc. On August 4, 1997, "Participating Funds" will refer to certain open-end investment companies advised by the Adviser or Van Kampen American Capital Asset Management Inc. and distributed by the Distributor as determined from time to time by the Company's Board of Directors.
                                 --------------

    As of August 4, 1997, item #7 under the sub-heading "NAV PURCHASE OPTIONS" on pages 47-48, will be deleted and the remaining items will be renumbered accordingly.
                                 --------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                         SUPPLEMENT DATED JULY 21, 1997
        TO THE STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 2, 1997
                    PREVIOUSLY SUPPLEMENTED ON JULY 1, 1997

                   MORGAN STANLEY FUND, INC. (THE "COMPANY")
                                P.O. BOX 418256
                             KANSAS CITY, MISSOURI
                                     64141
                                 -------------

    At a Special Meeting of Shareholders of the Company held on July 2, 1997, Shareholders approved changes to the investment advisory structure of the Company, approved a non-diversification policy for the Worldwide High Income Fund and elected a new Board of Directors. At the new Board of Directors' first Board meeting, they elected new officers to the Company. Therefore, the Statement of Additional Information ("SAI"), as previously amended and supplemented, is being further amended and supplemented to: (i) add disclosure regarding the Company's new investment adviser, Van Kampen American Capital Investment Advisory Corp.; (ii) revise disclosure regarding Morgan Stanley Asset Management Inc. and Miller Anderson & Sherrerd, LLP, now sub-advisers to the Company; (iii) reflect the change of the Wideworld High Income Fund's status to a non-diversified portfolio; and (iv) reflect changes in the Board of Directors and officers of the Company. The SAI is amended and supplemented as follows:

                                 --------------

    The introductory paragraph on the cover of the SAI is deleted and replaced with the following:

        Morgan Stanley Fund, Inc. (the "Company") is an open-end management investment company. The Company currently consists of twenty-two diversified and non-diversified investment portfolios designed to offer a range of investment choices (each, a "Fund" and collectively, the "Funds"). The Company is designed to make available to retail investors the expertise of (i) Van Kampen American Capital Investment Advisory Corp. ("VK Advisory"), the adviser (the "Adviser") and administrator (the "Administrator") to the Funds, (ii) Morgan Stanley Asset Management Inc. ("MSAM"), a sub-adviser (a "Sub-Adviser") to the Funds, other than the Mid Cap Growth and Value Funds and (iii) Miller, Andersen & Sherrerd, LLP ("MAS"), a sub-adviser (a "Sub-Adviser") to the Mid Cap Growth and Value Funds. This Statement of Additional Information ("SAI") addresses information of the Company applicable to the Funds.

                                 --------------

    On page 21, the Category I Funds' non-fundamental investment limitation no.
(17) is amended to reflect that the Wideworld High Income Fund is excepted from such diversification limitation.

                                 --------------

    On page 22, the paragraph following the Category I Funds' non-fundamental policy No. 4 regarding diversification for status as a registered investment company purposes is amended to include the Worldwide High Income Fund.

                                 --------------

    The section entitled "MANAGEMENT OF THE COMPANY -- OFFICERS AND DIRECTORS," is deleted and replaced with the following:

        The Company's Officers, under the supervision of the Board of Directors, manage the day-to-day operations of the Company. The Directors set broad policies for the Company and choose its Officers. Two Directors and all of the Officers of the Company are directors, officers or employees of the Adviser or its affiliates. The other Directors have no affiliation with the Adviser, Distributor or administrative services providers or their affiliates. The Directors are also Trustees of other open-end funds advised by VK Advisory or Van Kampen American Capital Asset Management, Inc. ("Asset Management") (collectively with the Company, the "Fund Complex") and Mr. Whalen is also Trustee of closed-end funds that are similarly managed. Officers of the Company are also officers of funds in the Fund Complex and some or all of the other investment companies managed, administered, advised or distributed by VK Advisory or its affiliates. A list of the Directors and Officers of the Company and a brief statement of their present positions and principal occupations during the past five years is set forth below. Messrs. Hegel, McDonnell, Nyberg, Wood, Sullivan, Dalmaso, Martin, Wetherell and Hill are located at One Parkview Plaza, Oakbrook Terrace, IL 60181. The Company's officers other than Messrs. McDonnell, Hegel, Nyberg, Wood, Sullivan, Dalmaso, Martin, Wetherell, Hill and Stadler and Ms. Haigney are located at 2800 Post Oak Blvd., Houston, TX 77056.

NAME, ADDRESS AND
DATE OF BIRTH                     POSITION WITH COMPANY        PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
--------------------------------  ---------------------------  ---------------------------------------------------
J. Miles Branagan                 Director                     Private investor, Co-founder, and prior to August
1632 Morning Mountain Road                                     1996, Chairman, Chief Executive Officer and
Raleigh, NC 27614                                              President, MDT Corporation (now known as
Date of Birth: 07/14/32                                        Getinge/Castle, Inc. a subsidiary of Getinge
                                                               Industrier AB), a company which develops,
                                                               manufactures, markets and services medical and
                                                               scientific equipment. Trustee of each of the funds
                                                               in the Fund Complex.

Richard M. DeMartini              Director                     President and Chief Operating Officer, Dean Witter
Dean Witter Capital                                            Capital, a division of Morgan Stanley, Dean Witter,
Two World Trade Center                                         Discover & Co. ("MSDWD"). Member of the MSDWD
New York, NY 10048                                             Management Committee. Director of the InterCapital
Date of Birth: 10/12/52                                        Funds. Trustee of the TCW/DW Funds. Former Chairman
                                                               of the Board of the NASDAQ Stock Market, Inc.
                                                               Former Vice Chairman of the Board of the National
                                                               Association of Securities Dealers, Inc.

NAME, ADDRESS AND
DATE OF BIRTH                     POSITION WITH COMPANY        PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
--------------------------------  ---------------------------  ---------------------------------------------------
Linda Hutton Heagy                Director                     Co-Managing Partner of Heidrick & Struggles, an
Sears Tower                                                    executive search firm. Prior to 1997, Partner, Paul
233 South Wacker Drive                                         Ray Berndtson, Inc. an executive recruiting and
Suite 7000                                                     management consulting firm. Formerly, Executive
Chicago, IL 60606                                              Vice President of ABN AMRO, N.A., a Dutch bank
Date of Birth: 06/03/48                                        holding company. Prior to 1992, Executive Vice
                                                               President of La Salle National Bank. Trustee on The
                                                               University of Chicago Hospitals Board, The
                                                               International House Board and the Women's Board of
                                                               the University of Chicago. Trustee of each of the
                                                               funds in the Fund Complex.

R. Craig Kennedy                  Director                     President and Director, German Marshall Fund of the
11 DuPont Circle, N.W.                                         United States. Formerly, advisor to the Dennis
Washington, D.C. 20036                                         Trading Group Inc. Prior to 1992, President and
Date of Birth: 02/29/52                                        Chief Executive Officer. Director and Member of the
                                                               Investment Committee of the Joyce Foundation, a
                                                               private foundation. Trustee of each of the funds in
                                                               the Fund Complex.

Jack E. Nelson                    Director                     President, Nelson Investment Planning Services,
423 Country Club Drive                                         Inc., a financial planning company and registered
Winter Park, FL 32789                                          investment adviser. President, Nelson Investment
Date of Birth: 02/13/36                                        Brokerage Services Inc., a member of the National
                                                               Association of Securities Dealers, Inc. ("NASD")
                                                               and Securities Investors Protection Corp. ("SIPC").
                                                               Trustee of each of the funds in the Fund Complex.

NAME, ADDRESS AND
DATE OF BIRTH                     POSITION WITH COMPANY        PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
--------------------------------  ---------------------------  ---------------------------------------------------
Don G. Powell                     Director                     Chairman, President, Chief Executive Officer and a
2800 Post Oak Blvd.                                            Director of Van Kampen American Capital, Inc.
Houston, TX 77056                                              ("VKAC"). Chairman, Chief Executive Officer and a
Date of Birth: 10/19/39                                        Director of the Adviser, Asset Management and the
                                                               Distributor. Chairman and a Director of ACCESS
                                                               Investors Services, Inc. ("ACCESS"). Director or
                                                               officer of certain other subsidiaries of VKAC.
                                                               Chairman of the Board of Governors and the
                                                               Executive Committee of the Investment Company
                                                               Institute. Prior to November, 1996, President,
                                                               Chief Executive Officer and a Director of VK/AC
                                                               Holding, Inc. ("VKAC Holding"). President, Chief
                                                               Executive Officer and a Trustee/Director of certain
                                                               investment companies advised by Asset Management
                                                               and prior to July 1996, President, Chief Executive
                                                               Officer and a Trustee of the funds in the Fund
                                                               Complex and closed-end investment companies advised
                                                               by VK Advisory.

Jerome L. Robinson                Director                     President, Robinson Technical Products Corporation,
115 River Road                                                 a manufacturer and processor of welding alloys,
Edgewater, NJ 07020                                            supplies and equipment. Director, Pacesetter
Date of Birth: 10/10/22                                        Software, a software programming company
                                                               specializing in white collar productivity.
                                                               Director, Panasia Bank. Trustee of each of the
                                                               funds in the Fund Complex.

NAME, ADDRESS AND
DATE OF BIRTH                     POSITION WITH COMPANY        PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
--------------------------------  ---------------------------  ---------------------------------------------------
Phillip Rooney                    Director                     Vice Chairman and Director of The Servicemaster
One Service Master Way                                         Company, a business and consumer services company,
Downers Grove, IL 60515                                        since May 1997. Private investor, Director,
Date of Birth: 07/08/44                                        Illinois Tool Works, Inc., a manufacturing company.
                                                               Director, Urban Shopping Centers Inc., a retail
                                                               mall management company; Director, Stone Container
                                                               Corp., a paper manufacturing company. Trustee,
                                                               University of Notre Dame. Formerly, President and
                                                               Chief Executive Officer, Waste Management, Inc., an
                                                               environmental services company, and prior to that
                                                               President and Chief Operating Officer, Waste
                                                               Management, Inc. Trustee of each of the funds in
                                                               the Fund Complex.

Fernando Sisto                    Director                     Professor Emeritus and prior to 1995, Dean of the
155 Hickory Lane                                               Graduate School, Stevens Institute of Technology.
Closter, NJ 07624                                              Director, Dynalysis of Princeton, a firm engaged in
Date of Birth: 08/02/24                                        engineering research. Trustee of each of the funds
                                                               in the Fund Complex.

Wayne W. Whalen                   Director and Chairman of     Partner in the law firm of Skadden, Arps, Slate,
333 West Wacker Drive             the Board                    Meagher & Flom (Illinois), legal counsel to the
Chicago, IL 60606                                              funds in the Fund Complex, open-end funds advised
Date of Birth: 08/22/39                                        by Van Kampen American Capital Management, Inc. and
                                                               closed-end funds advised by the Adviser. Trustee of
                                                               each of the funds in the Fund Complex, open-end
                                                               funds advised by Van Kampen Capital Management,
                                                               Inc. and closed-end funds advised by the Adviser.

Dennis J. McDonnell               President                    President and Director of VKAC. President, Chief
Date of Birth: 05/20/42                                        Operating Officer and a Director of the Adviser and
                                                               American Capital. Director or officer of certain
                                                               other subsidiaries of VKAC. Prior to November 1996,
                                                               Executive Vice President and a Director of VKAC
                                                               Holding. President and Trustee of each of the funds
                                                               in the Fund Complex. President, Chairman of the
                                                               Board and Trustee of other investment companies
                                                               advised by the Adviser, Asset Management or their
                                                               affiliates.

NAME, ADDRESS AND
DATE OF BIRTH                     POSITION WITH COMPANY        PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
--------------------------------  ---------------------------  ---------------------------------------------------
Ronald A. Nyberg                  Vice President and           Executive Vice President, General Counsel and
Date of Birth: 07/29/53           Secretary                    Secretary of VKAC. Executive Vice President,
                                                               General Counsel, Assistant Secretary and a Director
                                                               of the Adviser, Asset Management and the
                                                               Distributor. Executive Vice President, General
                                                               Counsel and Assistant Secretary of ACCESS. Director
                                                               or officer of certain other subsidiaries of VKAC.
                                                               Director of ICI Mutual Insurance Co., a provider of
                                                               insurance to members of the Investment Company
                                                               Institute. Prior to November 1996, Executive Vice
                                                               President, General Counsel and Secretary of VKAC
                                                               Holding. Vice President and Secretary of each of
                                                               the funds in the Fund Complex and certain other
                                                               investment companies advised by the Adviser, Asset
                                                               Management or their affiliates.

Peter W. Hegel                    Vice President               Executive Vice President of the Adviser. Director
Date of Birth: 06/25/56                                        of Asset Management. Officer of certain other
                                                               subsidiaries of VKAC. Vice President of each of the
                                                               funds in the Fund Complex and certain other
                                                               investment companies advised by the Adviser, Asset
                                                               Management or their affiliates.

Alan T. Sachtleben                Vice President               Executive Vice President of the Adviser and Asset
Date of Birth: 04/20/42                                        Management. Director of Asset Management, Director
                                                               or officer of certain other subsidiaries of VKAC.
                                                               Vice President of each of the funds in the Fund
                                                               Complex and certain other investment companies
                                                               advised by the Adviser, Asset Management or their
                                                               affiliates.

Joseph P. Stadler                 Vice President               Vice President of Morgan Stanley Asset Management
1221 Avenue of the Americas                                    Inc.; Officer of various investment companies
New York, NY 10020                                             managed by Morgan Stanley Asset Management Inc.
Date of Birth: 06/07/54                                        Previously with Price Waterhouse LLP (accounting).

NAME, ADDRESS AND
DATE OF BIRTH                     POSITION WITH COMPANY        PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
--------------------------------  ---------------------------  ---------------------------------------------------
Paul R. Wolkenberg                Vice President               Executive Vice President of VKAC, Asset Management
Date of Birth: 11/10/44                                        and the Distributor. President, Chief Executive
                                                               Officer and a Director of ACCESS. Director or
                                                               officer of certain other subsidiaries of VKAC. Vice
                                                               President of each of the funds in the Fund Complex
                                                               and certain other investment companies advised by
                                                               the Adviser, Asset Management or their affiliates.

Edward C. Wood, III               Vice President and Chief     Senior Vice President of the Adviser and Asset
Date of Birth: 01/11/56           Financial Officer            Management. Vice President and Chief Financial
                                                               Officer of each of the funds in the Fund Complex
                                                               and certain other investment companies advised by
                                                               the Adviser, Asset Management or their affiliates.

Curtis W. Morell                  Vice President and Chief     Senior Vice President of the Adviser and Asset
Date of Birth: 08/04/46           Accounting Officer           Management. Vice President and Chief Accounting
                                                               Officer of each of the funds in the Fund Complex
                                                               and certain other investment companies advised by
                                                               the Adviser, Asset Management or their affiliates.

John L. Sullivan                  Treasurer                    First Vice President of the Adviser and Asset
Date of Birth: 08/20/55                                        Management. Treasurer of each of the funds in the
                                                               Fund Complex and certain other investment companies
                                                               advised by the Adviser, Asset Management or their
                                                               affiliates.

Tanya M. Loden                    Controller                   Vice President of the Adviser and Asset Management.
Date of Birth: 11/19/59                                        Controller of each of the funds in the Fund Complex
                                                               and other investment companies advised by the
                                                               Adviser, Asset Management or the affiliates.

Nicholas Dalmaso                  Assistant Secretary          Vice President and Senior Attorney of VKAC, Vice
Date of Birth: 03/01/65                                        President and Assistant Secretary of the Adviser,
                                                               Asset Management and the Distributor. Officer of
                                                               certain other subsidiaries of VKAC. Assistant
                                                               Secretary of each of the funds in the Fund Complex
                                                               and other investment companies advised by the
                                                               Adviser, Asset Management or the affiliates.

NAME, ADDRESS AND
DATE OF BIRTH                     POSITION WITH COMPANY        PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
--------------------------------  ---------------------------  ---------------------------------------------------
Huey P. Falgout, Jr.              Assistant Secretary          Assistant Vice President and Senior Attorney of
Date of Birth: 11/15/63                                        VKAC, Assistant Vice President and Assistant
                                                               Secretary of the Adviser, Asset Management, the
                                                               Distributor and ACCESS. Officer of certain other
                                                               subsidiaries of VKAC, Assistant Secretary of each
                                                               of the funds in the Fund Complex and other
                                                               investment companies advised by the Adviser, Asset
                                                               Management or the affiliates.

Scott E. Martin                   Assistant Secretary          Senior Vice President, Deputy General Counsel and
Date of Birth: 08/20/56                                        Assistant Secretary of VKAC, Senior Vice President,
                                                               Deputy General Counsel and Secretary of the
                                                               Adviser, Asset Management, the Distributor and
                                                               ACCESS. Officer of certain other subsidiaries of
                                                               VKAC. Prior to November 1996, Senior Vice
                                                               President, Deputy General Counsel and Assistant
                                                               Secretary of VKAC Holding. Assistant Secretary of
                                                               each of the funds in the Fund Complex and other
                                                               investment companies advised by the Adviser, Asset
                                                               Management or the affiliates.

Weston B. Wetherell               Assistant Secretary          Vice President, Associate General Counsel and
Date of Birth: 06/15/56                                        Assistant Secretary of VKAC, the Adviser, Asset
                                                               Management and the Distributor. Officer of certain
                                                               other subsidiaries of VKAC. Assistant Secretary of
                                                               each of the funds in the Fund Complex and other
                                                               investment companies advised by the Adviser, Asset
                                                               Management or the affiliates.

Joanna Haigney                    Assistant Treasurer          Assistant Vice President, Senior Manager of Fund
73 Tremont Street                                              Administration and Compliance Services, Chase
Boston, MA 02108                                               Global Funds Services Company; Officer of various
Date of Birth: 10/10/66                                        investment companies managed by Morgan Stanley
                                                               Asset Management Inc. Previously with Coopers &
                                                               Lybrand LLP.

Steven M. Hill                    Assistant Treasurer          Assistant Vice President of the Adviser and Asset
Date of Birth: 10/16/64                                        Management. Assistant Treasurer of each of the
                                                               funds in the Fund Complex and other investment,
                                                               companies advised by the Adviser, Asset Management
                                                               or the affiliates.

NAME, ADDRESS AND
DATE OF BIRTH                     POSITION WITH COMPANY        PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
--------------------------------  ---------------------------  ---------------------------------------------------
M. Robert Sullivan                Assistant Controller         Assistant Vice President of the Adviser and Asset
Date of Birth: 03/30/33                                        Management. Assistant Controller of each of the
                                                               funds in the Fund Complex and other investment
                                                               companies advised by the Adviser, Asset Management
                                                               or the affiliates.

--------------

* Such Directors are "interested persons" (within the meaning of Section 2(a)(19) of the 1940 Act). Mr. McDonnell is an interested person of the Adviser, Asset Management and the Company by reason of his positions with VKAC and its affiliates.

                                 --------------

    The section entitled "MANAGEMENT OF THE COMPANY -- REMUNERATION OF DIRECTORS AND OFFICERS," on page 28 of the SAI is deleted and replaced with the following:

        Each of the Directors is a trustee of each of the other funds in the Fund Complex. As of June 30, 1997, there were 71 funds in the Fund Complex. Each director/trustee who is not an affiliated person of VKAC, the Adviser, Asset Management, the Distributor, ACCESS or Morgan Stanley (each a "Non-Affiliated Trustee") is compensated by an annual retainer and meeting fees for services to the funds in the Fund Complex. Each fund in the Fund Complex provides a deferred compensation plan to its Non-Affiliated Trustees that allows director/trustees to defer receipt of their compensation and earn a return on such deferred amounts based upon the return of the common shares of the funds in the Fund Complex as more fully described below. Each fund in the Fund Complex also provides a retirement plan to its Non-Affiliated Trustees that provides Non-Affiliated Trustees with compensation after retirement, provided that certain eligibility requirements are met as more fully described below.

        The compensation of each Non-Affiliated Trustee from each fund in the Fund Complex advised by VK Advisory (each a "VK Fund" and collectively the "VK Funds") includes an annual retainer in an amount equal to $2,500 per calendar year, due in four quarterly installments on the first business day of each calendar quarter. Each Non-Affiliated Trustee receives a per meeting fee from each VK Fund in the amount of $125 per regular quarterly meeting attended by the Non-Affiliated Trustee, due on the date of such meeting, plus reasonable expenses incurred by the Non-Affiliated Trustee in connection with his or her services as a director/trustee, provided that no compensation will paid in connection with certain telephonic special meetings.

        The compensation of each Non-Affiliated Trustee from the funds in the Fund Complex advised by Asset Management (each an "AC Fund" or collectively the "AC Funds") includes an annual retainer in an amount equal to $35,000 per calendar year, due in four quarterly installments on the first business day of each calendar quarter. The AC Funds pay each Non-Affiliated Trustee a per meeting fee in the amount of $2,000 per regular quarterly meeting attended by the Non-Affiliated Trustee, due on the date of such meeting, plus reasonable expenses incurred by the Non-Affiliated Trustee in connection with his or her services as a director/trustee. Payment of the annual retainer and the regular meeting fee is allocated among of all the AC Funds (i) 50% on the basis of the relative net assets of each AC Fund to the aggregate net assets of all the AC Funds and (ii) 50% equally to each AC Fund, in each case as of the last business day of the preceding calendar quarter. Each AC Fund which is the subject of a special meeting of the director/trustees generally pays each Non-Affiliated Trustee a per meeting fee in the amount of $125 per special meeting attended by the Non-Affiliated Trustee, due on the date of such meeting, plus reasonable expenses incurred by the Non-Affiliated Trustee in connection with his on her services as a director/trustee, provided that no compensation will be paid in connection with certain telephonic special meetings.

        The trustees approved an aggregate compensation cap with respect to funds in the Fund Complex of $84,000 per Non-Affiliated Trustee per year (excluding any retirement benefits) for the period July 22, 1995 through December 31, 1996, subject to the net assets and the number of funds in the Fund Complex as of July 21, 1995 and certain other exceptions. For the calendar year ended December 31, 1996, certain trustees received aggregate compensation from the funds in the Fund Complex over $84,000 due to compensation received but not subject to the cap, including compensation from new funds added to the Fund Complex after July 22, 1995 and certain special meetings in 1996. In addition, each of VK Advisory or Asset Management, as the case may be, agreed to reimburse each fund in the Fund Complex through December 31, 1996 for any increase in the aggregate trustee's compensation over the aggregate compensation paid by such fund in its 1994 fiscal year, provided that if a fund did not exist for the entire 1994 fiscal year appropriate adjustments will be made.

        Each Non-Affiliated Trustee generally can elect to defer receipt of all or a portion of the compensation earned by such Non-Affiliated Trustee until retirement. Amounts deferred are retained by the Company and earn a rate of return determined by reference to the return on the common shares of such Fund or other funds in the Fund Complex as selected by the respective Non-Affiliated Trustee, with the same economic effect as if such Non-Affiliated Trustee had invested in one or more funds in the Fund Complex. To the extent permitted by the 1940 Act, the Company may invest to securities of those selected by the Non-Affiliated Trustees in order to match the deferred compensation obligation. The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Company.

        Each fund in the Fund Complex has adopted a retirement plan. Under the Company's retirement plan, a Non-Affiliated Trustee who is receiving director/trustee's compensation from the Company prior to such Non-Affiliated Trustee's retirement, has at least 10 years of service (including years of service prior to adoption of the retirement plan) and retires at or after attaining the age of 60, is eligible to receive a retirement benefit equal to $2,500 per year for each of the ten years following such director/trustee's retirement from the Company. Trustees retiring prior to the age of 60 or with fewer than 10 years but more than 5 years of service may receive reduced retirement benefits from the Company. The retirement plan contains a Fund Complex retirement benefit cap of $60,000 per year. Asset Management has reimbursed each AC Fund for the expenses related to the retirement plan through December 31, 1996.

        Prior to the election of the current Directors on July 2, 1997, Messrs. Barton M. Biggs, John D. Barrett, II, Gerard E. Jones, Warren J. Olsen, Andrew McNally, IV, Samuel T. Reeves, Fergus Reid, Frederick O. Robertshaw and Frederick B. Whittemore (the "Prior Directors") served as directors to the Company. Until July 2, 1997, the Company was part of an open-end fund complex, which also consisted of Morgan Stanley Institutional Fund, Inc. and Morgan Stanley Universal Funds, Inc.

        For the fiscal period ended June 30, 1996, the Company paid approximately $77,000 in Directors' fees and expenses. Prior Directors who were also officers or affiliated persons receive no remuneration for their services as directors. The Company's officers and employees were paid by the MSAM or MAS or their agents. As of September 30, 1996, to Company management's knowledge, the Prior Directors and officers of the Company, as a group, owned less than 1% of the outstanding common stock of each

    Fund of the Company. The following table shows aggregate compensation paid to each of the Company's Prior Directors by the Company and the fund complex, respectively, for the fiscal year from July 1, 1995 to June 30, 1996.

                               COMPENSATION TABLE
                                PRIOR DIRECTORS

                                                               PENSION OR
                                             AGGREGATE         RETIREMENT                        TOTAL COMPENSATION
                                            COMPENSATION    BENEFITS ACCRUED   ESTIMATED ANNUAL   FROM REGISTRANT
                                                FROM        AS PART OF FUND     BENEFITS UPON     AND FUND COMPLEX
NAME OF PERSON, POSITION                     REGISTRANT         EXPENSES          RETIREMENT     PAID TO DIRECTORS
-----------------------------------------  --------------  ------------------  ----------------  ------------------
Barton M. Biggs*
Director and Chairman of the Board.......    $        0            $0                 $0             $        0

John D. Barrett, II,*
Director.................................    $   65,000            $0                 $0             $   65,000

Gerard E. Jones,*
Director.................................    $   65,000            $0                 $0             $   72,100

Warren J. Olsen,*
Director and President...................    $        0            $0                 $0             $        0

Andrew McNally, IV,*
Director.................................    $   55,000+           $0                 $0             $   55,000

Samuel T. Reeves,*
Director.................................    $   55,000+           $0                 $0             $   55,000

Fergus Reid,*
Director.................................    $   65,000+           $0                 $0             $   72,100

Frederick O. Robertshaw,**
Director.................................    $   55,000+           $0                 $0             $   55,000

Frederick B. Whittemore,**
Director
(Chairman of the Board until
June 28, 1995)...........................    $        0            $0                 $0             $   13,750

--------------

 * Elected (Director) as of June 28, 1995.

** Reelected as of June 28, 1995.

 + The total amount of deferred compensation for Frederick O. Robertshaw, Samuel
   T. Reeves, Fergus Reid, Andrew McNally, IV, and Frederick B. Whittemore was $0, $32,500, $27,500, $27,500 and $3,000, respectively.

                                 --------------

    The heading "INVESTMENT ADVISORY AND ADMINISTRATIVE AGREEMENTS" on page 28 and the discussion thereunder, are deleted and replaced with the following:

    INVESTMENT ADVISORY, INVESTMENT SUB-ADVISORY AND ADMINISTRATIVE AGREEMENTS

        VK Advisory is a wholly-owned subsidiary of Morgan Stanley, Dean Witter, Discover & Co. ("MSDWD"). The principal offices of MSDWD are located at 1585 Broadway, 40th floor, New York, NY 10036. VK Advisory is a registered investment adviser under the Investment Advisers Act of 1940, as amended, and has its offices at One Parkview Plaza, Oakbrook Terrace, IL 60181 and 2800 Post Oak Boulevard, Houston, TX 77056.

        Pursuant to the advisory agreement between the Adviser and the Company, VK Advisory provides investment services to the Funds. Additionally, pursuant to the administration agreement (the "Administration Agreement") between the Adviser and the Company, VK Advisory (the "Administrator") provides administrative services to the Funds. For its services under the Administration Agreement, the Company pays the Administrator a monthly fee which on an annual basis equals 0.25% of the average daily net assets of each Non-Money Market Fund and 0.10% of the first $200 million of each Money Market Fund's average daily net assets, 0.75% of the next $200 million of average daily net assets, .05% of the next $200 million of average daily net assets, and .03% on average daily net assets over $600 million. VK Advisory did not serve as Adviser to the Funds or Administrator to the Company and received no compensation from the Company prior to the end of the fiscal year ended June 30, 1996.

        MSAM is a wholly-owned subsidiary of MSDWD and pursuant to an investment sub-advisory agreement between MSAM and the Adviser. MSAM provides sub-advisory services to each of the Company's Funds, other than the Mid Cap Growth and Value Funds. The principal offices of the MSAM are located at 1221 Avenue of the Americas, New York, NY 10020. As compensation for advisory services to the Company for the fiscal years ended June 30, 1994, June 30, 1995 and June 30, 1996, MSAM, the prior adviser, earned fees of approximately $2,322,000 (and voluntarily waived a portion of such fees equal to approximately $1,026,000), $4,571,000 (and voluntarily waived a portion of such fees equal to approximately $868,000), $7,177,000 (and voluntarily waived a portion of such fees equal to approximately $1,328,000) respectively. Further, for the fiscal years ended June 30, 1994, June 30, 1995 and June 30, 1996, MSAM, as adviser for the PCS Money Market Portfolio (the "Predecessor Money Market Portfolio") the predecessor to the Money Market Fund received $686,138, $611,754 and $759,398, respectively (net of voluntary fee waivers of $109,879, $87,105 and $153,797 respectively) and as adviser for the PCS Government Obligations Money Market Portfolio (the "Predecessor Government Obligations Money Market Portfolio") the predecessor to the Government Obligations Money Market Fund received $412,757, $897,867 and $395,312 respectively (net of voluntary fee waivers of $25,448, $0 and $45,251, respectively). For the fiscal years ended June 30, 1994, June 30, 1995 and June 30, 1996, the Company paid administrative fees to MSAM, the prior administrator to the Funds, of approximately $852,000, $1,154,000 and $1,801,654 respectively. For the fiscal years ended June 30, 1994, June 30, 1995 and June 30, 1996, PFPC Inc., which served as administrator to the Predecessor Money Market Portfolio and Predecessor Government Obligations Money Market Portfolio (the "Predecessor Portfolios"), was paid aggregate administrative fees of $283,085, $346,829 and $273,252 respectively.

        MAS is an indirect wholly-owned subsidiary of MSDWD with its principal offices located at One Tower Bridge, West Conshohocken, PA 19428. Pursuant to an investment sub-advisory agreement between MAS and the Adviser, MAS provides sub-advisory services to each of the Mid Cap Growth and Value Funds. MAS provides investment services to employee benefit plans, endowment funds, foundations, and other institutional investors and has served as investment adviser to the MAS Funds, a registered open-end investment company, since 1984. At September 30, 1996, MAS managed investments totaling approximately $37.5 billion. MAS did not serve as an adviser, sub-adviser or administrator to the Funds and received no compensation from the Company prior to the end of the fiscal year ended June 30, 1996.

        Under sub-administration agreements between the Administrator and The Chase Manhattan Bank ("Chase," successor in interest to United States Trust Company of New York), Chase Global Funds Services Company ("CGFSC," formerly Mutual Funds Service Company, a corporate affiliate of Chase) provides certain administrative services to the Company. CGFSC provides operational and administrative services to investment companies with approximately $64.3 billion in assets and having approximately 212,568 shareholder accounts as of June 30, 1996. CGFSC's business address is 73 Tremont Street, Boston, MA 02108-3913.

                                 --------------

    The first sentence under the heading "PORTFOLIO TRANSACTIONS" on page 33 is deleted and replaced with the following:

        The Investment Advisory Agreement and Investment Sub-Advisory Agreements authorize each of the Adviser and the Sub-Advisers
    (collectively, the "Adviser") to select the brokers or dealers that will execute the purchases and sales of investment securities for the Funds and directs the Adviser to use its best efforts to obtain the best available price and most favorable execution with respect to all transactions for the Funds.

                                 --------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE